Leases - Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 55	$ 56	$ 111	$ 104	$ 215
Operating cash flows from finance leases	20	12	40	12	51
Financing cash flows from finance leases	$ 17	$ 11	$ 35	$ 11	$ 46